Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Available for sale securities:
Realized (gain)/loss on sales of available for sale securities, net	₨ 5,646.0	$ 85.2	₨ 5,167.9	₨ 1,755.7
Other than temporary impairment losses on available for sale securities	(54.9)	(0.8)	(1.8)	₨ (664.7)
Net of tax	(4,114.3)		135.0
Accumulated Net Unrealized Investment Gain (Loss)
Available for sale securities:
Net of tax	(4,114.3)		135.0
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss)
Available for sale securities:
Realized (gain)/loss on sales of available for sale securities, net	(6,346.6)	(95.8)	202.7
Other than temporary impairment losses on available for sale securities	54.9	0.8	1.8
Total before tax	(6,291.7)	(95.0)	204.5
Income tax	2,177.4	32.9	(69.5)
Net of tax	₨ (4,114.3)	$ (62.1)	₨ 135.0